Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Short-Term Borrowings

Note 12: Short-Term Borrowings

The table below shows selected information for short-term borrowings, which predominantly mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets” section of Note 14.

	2013		2012		2011
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Federal funds purchased and securities sold
under agreements to repurchase	$36,263	0.05%	$34,973	0.17%	$31,038	0.05%
Commercial paper	5,162	0.18	4,038	0.27	3,624	0.23
Other short-term borrowings	12,458	0.31	18,164	0.16	14,429	0.18
Total	$53,883	0.12	$57,175	0.17	$49,091	0.10
Year ended December 31,
Average daily balance
Federal funds purchased and securities sold
under agreements to repurchase	$36,227	0.08	$32,092	0.12	$34,388	0.11
Commercial paper	4,702	0.25	4,142	0.26	4,437	0.26
Other short-term borrowings	13,787	0.22	14,962	0.29	12,956	0.35
Total	$54,716	0.13	$51,196	0.18	$51,781	0.18
Maximum month-end balance
Federal funds purchased and securities sold
under agreements to repurchase (1)	$39,451	N/A	$36,327	N/A	$37,509	N/A
Commercial paper (2)	5,700	N/A	5,036	N/A	6,229	N/A
Other short-term borrowings (3)	16,564	N/A	18,164	N/A	14,429	N/A

N/A- Not applicable

  Highest month-end balance in each of the last three years was May 2013, June 2012 and March 2011.
  Highest month-end balance in each of the last three years was March 2013, September 2012 and April 2011.
  Highest month-end balance in each of the last three years was March 2013, December 2012 and December 2011.